UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: march 31, 2010

Check here if Amendment [ X ]; Amendment Number:1
This Amendment (Check only one.):
[ X ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	April 27, 2010


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$1.372.958



List of Other Included Managers:





No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


ACCENTURE PLC                  COM              00B4BNMY3    40396   962961 SH       SOLE    NONE           962961
AIR PRODUCTS & CHEMI           COM              009158106    53028   712361 SH       SOLE    NONE           712361
ANALOG DEVICES INC             COM              032654105    39236  1361416 SH       SOLE    NONE          1361416
AUTOZONE INC                   COM              053332102    40693   235095 SH       SOLE    NONE           235095
BECTON DICKINSON & C           COM              075887109    46659   592645 SH       SOLE    NONE           592645
CHEVRON CORP                   COM              166764100    40961   540173 SH       SOLE    NONE           540173
COACH INC                      COM              189754104    70482  1783450 SH       SOLE    NONE          1783450
COCA-COLA CO/THE               COM              191216100    17771   320539 SH       SOLE    NONE           320539
COLGATE-PALMOLIVE CO           COM              194162103    50836   596246 SH       SOLE    NONE           596246
DOLLAR TREE INC                COM              256746108    41558   701749 SH       SOLE    NONE           701749
ECOLAB INC                     COM              278865100    41346   937766 SH       SOLE    NONE           937766
FEDEX CORP                     COM              31428X106    41595   444834 SH       SOLE    NONE           444834
FLIR SYSTEMS INC               COM              302445101    41807  1482509 SH       SOLE    NONE          1482509
FLOWSERVE CORP                 COM              34354P105    42731   387358 SH       SOLE    NONE           387358
GENERAL ELECTRIC CO            COM              369604103       62        0 SH       SOLE    NONE                0
HARTFORD FINANCIAL S           COM              416515104        1        0 SH       SOLE    NONE                0
HUDSON CITY BANCORP            COM              443683107    41439  2926456 SH       SOLE    NONE          2926456
IBM                            COM              459200101    40673   317141 SH       SOLE    NONE           317141
KELLOGG CO                     COM              487836108    40502   758042 SH       SOLE    NONE           758042
MARRIOTT INTERNATION           CL A             571903202        3        0 SH       SOLE    NONE                0
MEDTRONIC INC                  COM              585055106    56686  1258858 SH       SOLE    NONE          1258858
METLIFE INC                    COM              59156R108    43764  1009780 SH       SOLE    NONE          1009780
MICROSOFT CORP                 COM              594918104    61117  2088053 SH       SOLE    NONE          2088053
NIKE INC                       CL B             654106103    54995   745495 SH       SOLE    NONE           745495
PEPSICO INC                    COM              713448108    40259   608506 SH       SOLE    NONE           608506
PETSMART INC                   COM              716768106    41689  1304417 SH       SOLE    NONE          1304417
SCHLUMBERGER LTD               COM              806857108       15        0 SH       SOLE    NONE                0
STATE STREET CORP              COM              857477103    42778   947465 SH       SOLE    NONE           947465
SYSCO CORP                     COM              871829107    41882  1407790 SH       SOLE    NONE          1407790
THERMO FISHER SCIENT           COM              883556102    41769   811992 SH       SOLE    NONE           811992
TJX COS INC                    COM              872540109    40069   942348 SH       SOLE    NONE           942348
TRANSOCEAN INC                 COM              004826551    42749   494894 SH       SOLE    NONE           494894
UNION PACIFIC CORP             COM              907818108        7        0 SH       SOLE    NONE                0
VF CORP                        COM              918204108    40726   508119 SH       SOLE    NONE           508119
WAL-MART STORES INC            COM              931142103    51756   925822 SH       SOLE    NONE           925822
YUM! BRANDS INC                COM              988498101    40918  1067531 SH       SOLE    NONE          1067531
